INCOME TAX - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	R 101.5	R 45.3
Applicable tax rate	27.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R 15.5	15.1	R 16.8
Discount recognised on payments made under protest	37.8	3.3	14.0
Loss on disposal of subsidiary	4.8	0.0	0.0
Expenditure not incurred in generation of taxable income	61.8	17.0	13.7
Dividends recognised for investments in equity instruments designated at fair value through other comprehensive income, held at end of reporting period	0.0	56.3	29.3
Unwinding of payments made under protest	9.4	7.8	7.2
Tax incentives	146.3	5.7	27.5
Tax incentive relating to learnership allowance	R 9.6	R 21.2	R 21.9
Ergo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.70%	0.00%	0.00%
Forecast weighted average deferred tax rate	27.00%	25.00%	25.00%
Tax incentives	R 532.1	R 0.0	R 81.2
FWGR
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%	25.00%	25.00%
Forecast weighted average deferred tax rate	30.00%	29.00%	29.00%
Depreciation of property, plant and equipment exempt from deferred tax on initial recognition	R (57.4)	R 55.9	R 62.1